Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Oct. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Effective income tax rate		(13.40%)	0.00%	0.00%
Statutory federal tax rate		21.00%	21.00%	21.00%
Operating loss carryforwards, expiration year		2028
Valuation allowance		$ 1,906,000
Uncertain tax benefits			$ 0	$ 0
Liability for unrecognized tax benefits		2,300,000
Unrecognized tax benefits if recognized would impact effective tax rate		2,300,000
Accrued interest and penalties		700,000	$ 700,000
White Mountains Capital, Inc. of Intermediate Holdco
Income Tax Disclosure [Line Items]
Indemnification asset uncertain tax position		$ 1,800,000
White Mountains Capital, Inc. of Intermediate Holdco | Tax Receivables Agreement
Income Tax Disclosure [Line Items]
Percentage of cash savings required to pay up on agreement	85.00%	85.00%
Percentage of expected benefit from remaining cash savings under the agreement		15.00%
Insignia and Senior Executives | Tax Receivables Agreement
Income Tax Disclosure [Line Items]
Percentage of cash savings required to pay up on agreement	85.00%	85.00%
Percentage of expected benefit from remaining cash savings under the agreement		15.00%
State and Local
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 13,700,000
Net operating loss carryforwards subject to expiration		$ 300,000
Open tax years		2015 2016 2017 2018
Foreign
Income Tax Disclosure [Line Items]
Tax credit carryforward, description		Company had foreign tax credit carryforwards of $1.0 million, which will begin to expire in 2028.
Tax credit carryforwards		$ 1,000,000
Tax credit carryforward, expiration year		2028
Open tax years		2018 2019
Federal
Income Tax Disclosure [Line Items]
Open tax years		2017 2018 2019